UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    G.P. Wakefield Buxton
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    DAVID GRAUL  VIENNA, VA    OCTOBER 03, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       19

Form 13F Information Table Entry Total:         $3,730



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AVALONBAY COMMUNITIES INC.     COM              053484101      258     3020 SH       SOLE                     3020
BP AMOCO P L C                 COM              055622104       28      401 SH       SOLE                      401
BP AMOCO P L C                 COM              055622104      231     3266 SH       DEFINED                  3266
CITIGROUP INC   COMMON         COM              172967101      195     4292 SH       SOLE                     4292
CITIGROUP INC   COMMON         COM              172967101        4      105 SH       DEFINED                   105
EXXON MOBIL CORP               COM              30231G102      399     6290 SH       SOLE                     6290
EXXON MOBIL CORP               COM              30231G102       49      786 SH       DEFINED                   786
GENERAL ELECTRIC CO    COMMON  COM              369604103      548    16298 SH       SOLE                    16298
GENERAL ELECTRIC CO    COMMON  COM              369604103       19      575 SH       DEFINED                   575
MICROSOFT CORP       COMMON    COM              594918104      211     8238 SH       SOLE                     8238
MICROSOFT CORP       COMMON    COM              594918104       42     1668 SH       DEFINED                  1668
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      507     3875 SH       SOLE                     3875
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      111      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      195     3440 SH       SOLE                     3440
PEPSICO INC       COMMON       COM              713448108       43      774 SH       DEFINED                   774
PROCTER & GAMBLE CO     COMMON COM              742718109      539     9074 SH       SOLE                     9074
PROCTER & GAMBLE CO     COMMON COM              742718109       26      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107      325     9327 SH       SOLE                     9327
IP2M, INC.                     COM              993003482        0    30000 SH       SOLE                    30000